ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
General and administrative expenses	$ (17,740)	¥ (123,501)	¥ (98,759)	¥ (53,434)
Other operating income (expense), net	(536)	(3,735)	(668)	2,732
Other income, net	120	834	11,531	4,229
Loss before income taxes	(72,083)	(501,827)	(382,033)	(249,327)
Net Income (Loss) Available to Common Stockholders, Basic	(71,764)	(499,606)	(380,091)	(248,580)
Net loss	(72,083)	(501,827)	(382,041)	(249,327)
Net loss attributable to ordinary shareholders	(71,764)	(499,606)	(380,091)	(248,580)
Other comprehensive income (loss)
Unrealized gains of available-for-sale securities, net of tax of nil for 2017, 2018 and 2019	1,054	7,335	8,734	5,181
Realized gains of available-for-sale securities, net of tax	(1,384)	(9,635)	(10,869)	(1,154)
Foreign currency translation adjustments	1,676	11,668	21,658	(21,347)
Comprehensive loss	(70,418)	(490,238)	(360,568)	(265,900)
Parent
Operating expenses:
General and administrative expenses	(1,224)	(8,523)	(2,145)	(834)
Interest income (expense), net	85	593	371
Other operating income (expense), net			31
Other income, net	1,029	7,161	3,253
Loss before income taxes	(110)	(769)	1,510	(834)
Share of loss of subsidiaries and VIEs	(71,654)	(498,837)	(381,601)	(247,746)
Net Income (Loss) Available to Common Stockholders, Basic	(71,764)	(499,606)	(380,091)	(248,580)
Net loss	(71,764)	(499,606)	(380,091)	(248,580)
Net loss attributable to ordinary shareholders	(71,764)	(499,606)	(380,091)	(248,580)
Other comprehensive income (loss)
Unrealized gains of available-for-sale securities, net of tax of nil for 2017, 2018 and 2019	482	3,356	(286)	2,196
Realized gains of available-for-sale securities, net of tax	(713)	(4,962)	(399)
Foreign currency translation adjustments	1,676	11,668	21,658	(21,347)
Unrealized securities holding gains (loss) of subsidiaries and VIEs, net of tax of nil for 2017, 2018 and 2019	572	3,979	9,020	1,831
Realized securities holding loss of subsidiaries and VIEs, net of tax of nil for 2017, 2018 and 2019	(671)	(4,673)	(10,470)
Comprehensive loss	$ (70,418)	¥ (490,238)	¥ (360,568)	¥ (265,900)